IFRS 7 - Disclosure - Market Risk - Summary of Structural Interest Rate Sensitivity - Measures (Detail) $ in Millions, $ in Millions	3 Months Ended
	Apr. 30, 2019 CAD ($)	Apr. 30, 2019 USD ($)	Jan. 31, 2019 CAD ($)	Jan. 31, 2019 USD ($)	Apr. 30, 2018 CAD ($)	Apr. 30, 2018 USD ($)
Canadian currency [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	$ 289		$ 241		$ 200
Increase (decrease) in present value of shareholders' equity	(455)		(418)		(346)
Canadian currency [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income	(346)		(301)		(277)
Increase (decrease) in present value of shareholders' equity	$ 348		$ 333		$ 270
Denominated in U.S. dollars [member] | 100 basis point increase in interest rate [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		$ 18		$ 50		$ 17
Increase (decrease) in present value of shareholders' equity		(215)		(286)		(250)
Denominated in U.S. dollars [member] | 100 basis point decrease in interest rates [member]
Disclosure foreign currency sensitivity analysis effect on equity [line items]
Increase (decrease) in net interest income		(30)		(64)		(52)
Increase (decrease) in present value of shareholders' equity		$ 72		$ 78		$ 263